Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Short-Term Borrowings
Schedule of short-term borrowing

	December 31,	December 31,
	2018	2019
	(in thousands)
Unsecured borrowings	$20,000	57,339
Secured borrowings	$164,000	164,000
Unused credit lines	$247,295	242,476

Interest rate-unsecured borrowings	2.96%	1.04403%~2.96453%
Interest rate-secured borrowings	0.35%~0.78%	0.35%~0.78%

Schedule of reconciliation of liabilities to cash flows arising from financing activities

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings
	(in thousands)
January 1, 2018	$-	147,000
Change from financing cash flows:
Proceeds from borrowings	40,000	91,000
Repayment from borrowings	(20,000)	(74,000)
Total Change from financing cash flows	20,000	17,000
December 31,2018	20,000	164,000
Change from financing cash flows:
Proceeds from borrowings	244,224	158,000
Repayment from borrowings	(207,006)	(158,000)
Total Change from financing cash flows	37,218	-
Other Changes:
Effect of exchange rate changes	121	-
Total liability-related other changes	121	-

December 31,2019	$57,339	164,000